Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Semiconductors Portfolio
May 31, 2024
ELE-NPRT1-0724
1.802167.120
Common Stocks - 94.8%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.0%
Electronic Equipment & Instruments - 0.0%
Aeva Technologies, Inc. (a)(b)	219,560	709,179
Semiconductors & Semiconductor Equipment - 92.6%
Semiconductor Materials & Equipment - 14.2%
ASML Holding NV (depository receipt)	986,962	947,828,957
KLA Corp.	64,300	48,837,779
Lam Research Corp.	926,123	863,554,130
Nova Ltd. (a)(b)	1,260,402	262,982,877
Teradyne, Inc.	4,132,722	582,465,839
		2,705,669,582
Semiconductors - 78.4%
Advanced Micro Devices, Inc. (a)	3,328,572	555,538,667
Allegro MicroSystems LLC (a)(b)	5,396,100	162,638,454
Alpha & Omega Semiconductor Ltd. (a)	513,296	15,044,706
Arm Holdings Ltd. ADR (b)	253,900	30,600,028
Astera Labs, Inc. (b)	4,364,859	281,708,000
Astera Labs, Inc. (i)	796,708	51,419,534
Broadcom, Inc.	570,727	758,239,356
First Solar, Inc. (a)	194,656	52,899,715
GlobalFoundries, Inc. (a)(b)	17,731,714	868,853,986
Impinj, Inc. (a)(b)(c)	1,948,351	318,886,608
Lattice Semiconductor Corp. (a)	2,227,957	165,403,528
MACOM Technology Solutions Holdings, Inc. (a)(b)	2,378,064	240,517,393
Marvell Technology, Inc.	14,073,869	968,422,926
Microchip Technology, Inc.	2,295,573	223,198,563
Micron Technology, Inc.	7,510,100	938,762,500
Monolithic Power Systems, Inc.	766,108	563,572,028
NVIDIA Corp.	4,342,468	4,760,777,942
NXP Semiconductors NV (b)	4,813,214	1,309,675,529
ON Semiconductor Corp. (a)	17,513,637	1,279,196,046
Silicon Motion Tech Corp. sponsored ADR	286,700	22,388,403
Synaptics, Inc. (a)	1,931,328	180,984,747
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,752,737	1,170,973,396
Wolfspeed, Inc. (a)(b)	418,400	10,752,880
		14,930,454,935
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		17,636,124,517
Technology Hardware, Storage & Peripherals - 2.2%
Technology Hardware, Storage & Peripherals - 2.2%
Western Digital Corp. (a)	5,655,743	425,820,890
TOTAL COMMON STOCKS (Cost $9,286,068,126)		18,062,654,586

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.1%
Electronic Components - 0.1%
Frore Systems, Inc. Series C (d)(e)	1,078,255	17,327,989
Menlo Micro, Inc. Series C (a)(d)(e)	739,500	517,650
		17,845,639
Financial Services - 0.0%
Diversified Financial Services - 0.0%
Akeana Series C (d)(e)	85,500	1,120,050
Tenstorrent Holdings, Inc. Series C1 (d)(e)	17,041	1,068,812
		2,188,862
Metals & Mining - 0.0%
Precious Metals & Minerals - 0.0%
Diamond Foundry, Inc. Series C (a)(d)(e)	189,999	4,240,778
Semiconductors & Semiconductor Equipment - 0.1%
Semiconductor Materials & Equipment - 0.0%
Sima Technologies, Inc.:
Series B (a)(d)(e)	309,900	2,079,429
Series B1 (a)(d)(e)	163,147	1,254,600
		3,334,029
Semiconductors - 0.1%
Alif Semiconductor Series C (a)(d)(e)	444,283	8,183,693
Retym, Inc. Series C (d)(e)	458,946	3,942,346
		12,126,039
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		15,460,068
Technology Hardware, Storage & Peripherals - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Lightmatter, Inc.:
Series C (d)(e)	271,273	6,041,250
Series C2 (d)(e)	42,610	1,119,365
		7,160,615
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $45,880,203)		46,895,962

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
Financial Services - 0.0%
Diversified Financial Services - 0.0%
Tenstorrent Holdings, Inc. 5% 11/6/25 (d)(e)	551,929	609,992
Semiconductors & Semiconductor Equipment - 0.0%
Semiconductor Materials & Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (d)(e)	430,105	435,438
TOTAL PREFERRED SECURITIES (Cost $982,034)		1,045,430

Money Market Funds - 5.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	477,931,029	478,026,615
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	510,763,314	510,814,390
TOTAL MONEY MARKET FUNDS (Cost $988,841,005)		988,841,005

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $10,321,771,368)	19,099,436,983
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(45,838,056)
NET ASSETS - 100.0%	19,053,598,927

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $47,941,392 or 0.3% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $51,419,534 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	1,091,048

Alif Semiconductor Series C	3/08/22	9,018,296

Diamond Foundry, Inc. Series C	3/15/21	4,559,976

Frore Systems, Inc. Series C	5/10/24	17,327,989

Lightmatter, Inc. Series C	5/19/23	4,464,286

Lightmatter, Inc. Series C2	12/18/23	1,107,937

Menlo Micro, Inc. Series C	2/09/22	980,207

Retym, Inc. Series C	5/17/23 - 6/20/23	3,571,426

Sima Technologies, Inc. Series B	5/10/21	1,588,981

Sima Technologies, Inc. Series B1	4/25/22 - 10/17/22	1,156,859

Sima Technologies, Inc. 10% 12/31/27	4/08/24	430,105

Tenstorrent Holdings, Inc. Series C1	4/23/21	1,013,198

Tenstorrent Holdings, Inc. 5% 11/6/25	11/06/23	551,929

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	920,435,879	1,351,188,971	1,793,595,362	5,379,399	(2,873)	-	478,026,615	1.0%
Fidelity Securities Lending Cash Central Fund 5.39%	342,913,600	1,134,841,794	966,941,004	444,407	-	-	510,814,390	2.1%
Total	1,263,349,479	2,486,030,765	2,760,536,366	5,823,806	(2,873)	-	988,841,005

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Impinj, Inc.	206,118,673	7,557,016	-	-	-	105,210,919	318,886,608
Total	206,118,673	7,557,016	-	-	-	105,210,919	318,886,608

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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